Investments (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized financial information of equity method investments
Current assets	$ 2,556,281	$ 4,072,640
Non-current assets	4,971,516	4,411,225
Current liabilities	2,674,092	3,086,407
Non-current liabilities	70,214	85,309
Gross profit	806,203	813,028	$ 852,128
Net (loss) income	(242,638)	272,418	101,568
Net (loss) income attributable to the investees	(147,624)	347,351	119,465
Equity Method Investments
Summarized financial information of equity method investments
Current assets	480,890	380,267
Non-current assets	1,276,950	1,074,993
Current liabilities	55,971	58,862
Non-current liabilities	12,968	16,199
Revenues	54,743	147,015	1,588,732
Gross profit	4,885	102,095	259,169
Net (loss) income	(59,519)	8,893	(103,729)
Net (loss) income attributable to the investees	$ (59,519)	$ 8,893	$ (103,729)